Intangible assets, net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)
Intangible assets, net
Total		¥ 6,543			¥ 14,475
Less: Accumulated amortization		(1,914)			(4,789)
Intangible assets, net		4,629		$ 1,489	9,686
Amortization expenses	¥ 2,875	1,042	¥ 621
Trademarks and accounting ERP software
Intangible assets, net
Total		2,257			2,366
Software
Intangible assets, net
Total		3,703			10,323
Copy right for teaching materials
Intangible assets, net
Total		¥ 583			¥ 1,786